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                                 Nuveen Funds
                              Multistate Trust I
                  Supplement Dated September 15, 1998 to the
                     Prospectus Dated September 26, 1997.

This supplement supersedes and replaces any existing supplements to the prospectus. This supplement provides new and additional information beyond that contained in the prospectus and should be retained and read in conjunction with such prospectus.
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                      NUVEEN FLAGSHIP MULTISTATE TRUST I
                  Nuveen Flagship Arizona Municipal Bond Fund
                 Nuveen Flagship Colorado Municipal Bond Fund
                  Nuveen Flagship Florida Municipal Bond Fund
           Nuveen Flagship Florida Intermediate Municipal Bond Fund
                      Nuveen Maryland Municipal Bond Fund
                Nuveen Flagship New Mexico Municipal Bond Fund
               Nuveen Flagship Pennsylvania Municipal Bond Fund
                 Nuveen Flagship Virginia Municipal Bond Fund

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     As of September 11, 1998, the Nuveen Flagship Florida Intermediate
Municipal Bond Fund was reorganized into the Nuveen Flagship Intermediate Municipal Bond Fund and is no longer available.


                      PLEASE RETAIN FOR FUTURE REFERENCE